Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue disaggregated by major product
The following tables present the Company’s revenue disaggregated by major product. The following tables include a reconciliation of the disaggregated revenue by product and other revenue components for the Company’s reportable segments.

	Year Ended December 31, 2018
(in millions)	Petroleum	Nitrogen Fertilizer	Other / Eliminations	Consolidated
Gasoline	$3,383	$—	$—	$3,383
Distillates (a)	3,067	—	—	3,067
Ammonia	—	66	—	66
UAN	—	222	—	222
Other urea products	—	21	—	21
Freight revenue	23	34	—	57
Other (b)	206	8	(7)	207
Revenue from product sales	6,679	351	(7)	7,023

Crude oil sales	96	—	—	96
Other revenue (b)	5	—	—	5
Total revenue	$6,780	$351	$(7)	$7,124

(a)	Distillates consist primarily of diesel fuel, kerosene and jet fuel.

(b)	Other revenue consists primarily of feedstock and asphalt sales and Cushing, OK storage tank lease revenue. See Note 2 (“Summary of Significant Accounting Policies”) for further discussion.

Summary of deferred revenue activity
A summary of the Nitrogen Fertilizer Segment’s deferred revenue activity during the year ended December 31, 2018 is presented below:

(in millions)	Year Ended December 31, 2018
Balance at January 1, 2018	$34
Add:
New prepay contracts entered into during the period, net of adjustments	92
Less:
Revenue recognized that was included in the contract liability balance at the beginning of the period	34
Revenue recognized related to contracts entered into during the period	23
Balance at December 31, 2018	$69